Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Discontinued Operations - Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 2,258	[1]	$ 2,673	[1]	$ 2,643	[1]
Pre-tax income/(loss) from discontinued operations	414	[1]	487	[1]	(50)	[1]
Provision/(benefit) for taxes on income	117	[1],[2]	137	[1],[2]	(31)	[1],[2]
Income/(loss) from discontinued operations––net of tax	297	[1]	350	[1]	(19)	[1]
Pre-tax gain/(loss) on sale of discontinued operations	7,123	[1]	1,688	[1]	(11)	[1]
Provision for taxes on income	2,340	[1],[3]	384	[1],[3]	0	[1],[3]
Gain/(loss) on sale of discontinued operations––net of tax	4,783	[1]	1,304	[1]	(11)	[1]
Discontinued operations––net of tax	$ 5,080	[1]	$ 1,654	[1]	$ (30)	[1]

[1]	Includes the Nutrition business for all periods presented (through November 30, 2012) and the Capsugel business for 2011 (through August 1, 2011) and 2010 only. The net loss in 2010 includes the impairment of an indefinite-lived Brand intangible asset in the Nutrition business of approximately $385 million (pre-tax).
[2]	Includes a deferred tax expense of $24 million for 2012, a deferred tax benefit of $43 million for 2011, and a deferred tax benefit of $156 million for 2010. These deferred tax provisions include deferred taxes related to investments in certain foreign subsidiaries resulting from our intention not to hold these subsidiaries indefinitely.
[3]	Includes a deferred tax expense of $1.4 billion for 2012 and $190 million for 2011. These deferred tax provisions include deferred tax expense of $2.2 billion for 2012 and $190 million for 2011 on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas.